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                  [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]


MARGUERITE C. BATEMAN
DIRECT LINE: 202.383.0107
E-mail: marguerite.bateman@sablaw.com


                                October 9, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      RE:    MLIG VARIABLE INSURANCE TRUST
             FILE NO. 811-21038


Dear Commissioners:

      A preliminary information statement for the MLIG Variable Insurance Trust (the "Trust"), attached for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 14c-5(a) under the Securities Exchange Act of 1934 and the conditions of the exemptive order issued to the Trust by the Commission on November 19, 2002. The information statement provides information concerning a new subadviser retained by Roszel Advisors, the Trust's investment manager, to provide investment advisory services to the Roszel/Allianz NFJ Mid Cap Value Portfolio, a portfolio of the Trust.



      Please do not hesitate to call the undersigned at the above number or Cynthia Beyea at 202-383-0472 if you have any questions or comments about this filing.


                                            Sincerely,

                                            /s/ Marguerite C. Bateman
                                            -------------------------
                                            Marguerite C. Bateman


Attachment
cc:   Kirsty Lieberman (MLIG)